Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
General and administrative expenses	438,190	370,316	1,057,287	1,292,662
Research and development cost	138,260	143,395	615,721	528,901
Depreciation and amortization	2,036	2,209	8,419	6,988
TOTAL OPERATING EXPENSES	578,486	515,920	1,681,427	1,828,551
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSES)	(578,486)	(515,920)	(1,681,427)	(1,828,551)
OTHER INCOME/(EXPENSES)
Loss on write-off of patent cost			(5,426)
Gain (Loss) on change in derivative liability	(1,380,085)	(434,405)	(54,910,562)	6,641,761
Interest expense	(247,689)	(302,434)	(931,923)	(834,873)
TOTAL OTHER INCOME (EXPENSES)	(1,627,774)	(736,839)	(55,847,911)	5,806,888
NET INCOME (LOSS)	$ (2,206,260)	$ (1,252,759)	$ (57,529,338)	$ 3,978,337
BASIC AND DILUTED LOSS PER SHARE	$ 0.00	$ 0.00	$ (0.04)	$ 0.00
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING BASIC AND DILUTED	2,139,179,833	1,173,720,677	1,551,749,054	924,582,860